Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,
	2021	2022
Lubricants	$552	$617
Bunkers	1,015	1,294
Total	$1,567	$1,911